Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Research and development expense	€ 33,614,000	€ 31,897,000
Depreciation and amortisation expense	(362,376,000)	(174,994,000)
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortisation expense	€ 92,000	€ 80,000